Income Taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Deferred tax assets:
Inventory	$ 5,996	$ 4,581	$ 5,190
Tax credit carryforwards	3,567	618	0
Allowance for sales discounts	685	575	434
Operating loss carryforward-statutory tax	2,166	590	551
Accrued compensated absences	553	446	221
Depreciation	481	367	348
Unrealized foreign exchange loss	8	0	0
Remeasurement of defined benefit plans	0	138	138
Others	448	398	374
Deferred tax assets	13,904	7,713	7,256
Deferred tax liabilities:
Unrealized foreign exchange gain	0	(25)	(1,132)
Acquired intangible assets	(1,645)	(86)	(104)
Remeasurement of defined benefit plans	(114)	0	0
Others	0	0	(45)
Deferred tax liabilities	$ (1,759)	$ (111)	$ (1,281)